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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/  Mark A. Boyar           New York, New York   August 5, 2009
   -------------------------------    ------------------   --------------
            [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 42
                                        --------------------

Form 13F Information Table Value Total: $87,551
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
           ITEM 1               ITEM 2      ITEM 3   ITEM 4        ITEM 5        ITEM 6   ITEM 7        ITEM 8
----------------------------  ----------  ---------  -------  -----------------  -------  ------  ---------------------
                                                                                                   VOTING AUTHORITY
                               TITLE OF               VALUE   SH/PRN  SH/  PUT/  INVSTMT  OTHER
           ISSUER               CLASS       CUSIP    (x1000)  AMOUNT  PRN  CALL  DISCRTN   MGRS    SOLE   SHARED  NONE
ALTRIA CROUP INC              COMMON      02209S103      231   14100  SH           SOLE            14100     0      0
AMERICAN EXPRESS CO           COMMON      025816109      344   14800  SH           SOLE            14800     0      0
AMERIPRISE FINL INC           COMMON      03076C106     2762  113822  SH           SOLE           113822     0      0
ARBITRON INC                  COMMON      03875Q108      291   18300  SH           SOLE            18300     0      0
BANK OF AMER CORP             COMMON      060505104     2675  202632  SH           SOLE           202632     0      0
BANK OF NEW YORK MELLON CORP  COMMON      064058100     3816  130198  SH           SOLE           130198     0      0
BRISTOL MYERS SQUIBB          COMMON      110122108      537   26450  SH           SOLE            26450     0      0
CABLEVISION SYS CORP          CL A        12686C109     3177  163654  SH           SOLE           163654     0      0
CARNIVAL CORP                 PAIRED CTF  143658300     2639  102405  SH           SOLE           102405     0      0
CBS CORP                      CL B        124857202     3468  501085  SH           SOLE           501085     0      0
CIT GROUP INC                 COMMON      125581108      105   48800  SH           SOLE            48800     0      0
CITIGROUP INC                 COMMON      172967101      426  143589  SH           SOLE           143589     0      0
COCA COLA CO                  COMMON      191216100     1107   23069  SH           SOLE            23069     0      0
COMCAST CORP                  CL A        20030N200     2936  208234  SH           SOLE           208234     0      0
CVS CAREMARK CORP             COMMON      126650100      425   13340  SH           SOLE            13340     0      0
DELL INC                      COMMON      24702R101     1093   79606  SH           SOLE            79606     0      0
DIEBOLD INC                   COMMON      253651103     1230   46644  SH           SOLE            46644     0      0
DISNEY WALT PRODTNS           COMMON      254687106     2943  126156  SH           SOLE           126156     0      0
DSP GROUP INC                 COMMON      23332B106      469   69400  SH           SOLE            69400     0      0
GENERAL ELEC CO               COMMON      369604103     1942  165706  SH           SOLE           165706     0      0
HEINZ H J CO                  COMMON      423074103     3146   88114  SH           SOLE            88114     0      0
HOME DEPOT INC                COMMON      437076102     4158  175976  SH           SOLE           175976     0      0
J.P. MORGAN CHASE & CO        COMMON      46625H100     5242  153687  SH           SOLE           153687     0      0
KRAFT FOODS INC                CL A       50075N104     2550  100630  SH           SOLE           100630     0      0
LIMITED BRANDS INC            COMMON      532716107     3210  268187  SH           SOLE           268187     0      0
MEREDITH CORP                 COMMON      589433101     2525   98830  SH           SOLE            98830     0      0
MGM GRAND INC                 COMMON      552953101      242   37913  SH           SOLE            37913     0      0
MICROSOFT CORP                COMMON      594918104     4180  175870  SH           SOLE           175870     0      0
MIDAS GROUP INC               COMMON      595626102     2068  197364  SH           SOLE           197364     0      0
NASDAQ OMS GROUP INC          COMMON      631103108     3298  154782  SH           SOLE           154782     0      0
OFFICE DEPOT INC              COMMON      676220106     1157  253800  SH           SOLE           253800     0      0
ORIENT-EXPRESS HOTELS         CL A        G67743107      394   46400  SH           SOLE            46400     0      0
PFIZER INC                    COMMON      717081103     4197  279815  SH           SOLE           279815     0      0
PHILIP MORRIS INTL INC        COMMON      718172109      615   14100  SH           SOLE            14100     0      0
PLAYBOY ENTERPRISES INC       CL B        728117300      669  266450  SH           SOLE           266450     0      0
SAKS INC                      COMMON      79377W108     2895  653457  SH           SOLE           653457     0      0
SCHOLASTIC CORP               COMMON      807066105     1451   73321  SH           SOLE            73321     0      0
TIME WARNER INC               COMMON      887317303     4060  161194  SH           SOLE           161194     0      0
TRAVELERS COMPANIES INC       COMMON      89417E109     4736  115388  SH           SOLE           115388     0      0
UNITED PARCEL SVC INC         CL B        911312106     2910   58210  SH           SOLE            58210     0      0
VIACOM INC                    CL B        92553P201      401   17673  SH           SOLE            17673     0      0
WESTERN UN CO                 COMMON      959802109      829   50536  SH           SOLE            50536     0      0